OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

6.OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,	December 31,
	2022	2021
Recoverable value-added taxes	$2,689,170	$4,197,620
Others	60,110	620,023
Less: provision for doubtful accounts	(6,874)	(20,621)
	$2,742,406	$4,797,022

For the years ended December 31, 2022, 2021, and 2020, provisions for doubtful accounts of other current assets were $nil, $56,341, and $nil, respectively, among which the Company wrote off other current assets of $nil, $35,976, and $nil. For the year ended December 31, 2022, the Company reversed provision for doubtful accounts of $12,483. Movement of allowance for doubtful accounts was as follows:

	December 31,	December 31,
	2022	2021
Balance at beginning of the year	$20,621	$—
Charge to expenses	—	56,341
Reversal of charges	(12,483)	—
Writing off of accounts receivable	—	(35,976)
Foreign exchange loss	(1,264)	256
Balance at end of the year	$6,874	$20,621